Claims Payable	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Claims Payable.
Claims Payable

Note 9: Claims Payable

Claims payable includes claims reported as of the balance sheet date, including estimates for IBNR, due to third parties for health care services provided to members. IBNR was $75,108,251 and $54,472,498 at September 30, 2021 and 2020, respectively. Activity in the liability for claims payable and healthcare expenses for the nine months ended September 30, was as follows:

	For the Nine Months Ended September 30,
	2021	2020
Claims Unpaid, Beginning of Year	$56,934,400	$19,859,348

Incurred, Related to:
Current Year	418,149,443	295,275,661
Prior Year(s)	(1,921,074)	—
Total Incurred	416,228,369	295,275,661

Paid, Related to:
Current Year	337,014,904	243,942,253
Prior Year(s)	61,039,614	19,038,200
Total Paid	398,054,518	262,980,453

Claims Unpaid, End of Period	$75,108,251	$52,154,556

Total incurred claims of $416,228,369 and $295,275,661 for the nine months ended September 30, 2021 and 2020 respectively are lower than total Medical Expenses by $43,004,716 and $52,982,611 respectively. This difference is primarily composed of Medicare Part D expenses, Sub-Capitation expenses, and other non-claims payable medical expenses on the accompanying Condensed Consolidated Statements of Operations. Estimates for incurred claims are based on historical enrollment and cost trends while also taking into consideration operational changes. Future and actual results typically differ from estimates. Differences could result from an overall change in medical expenses per member, changes in member mix or simply due to the addition of new members.

Note 10: Claims Payable

Claims payable includes claims reported as of the balance sheet date, including estimates for IBNR, due to third parties for health care services provided to members. IBNR was $7,801,556, $19,859,348 and $56,934,400 at December 31, 2018, 2019 and 2020, respectively. Activity in the liability for claims payable and healthcare expenses for the years ended December 31, was as follows:

	2018	2019	2020
Claims Unpaid, Beginning of Year.	$—	$7,801,556	$19,859,348
Incurred, Related to:
Current Year	79,982,717	119,091,765	418,103,177
Prior Year(s)	—	—	—
Total Incurred	79,982,717	119,091,765	418,103,177
Paid, Related to:
Current Year	72,181,161	99,524,323	361,512,059
Prior Year(s)	—	7,509,650	19,516,066
Total Paid	72,181,161	107,033,973	381,028,125
Claims Unpaid, End of Year	$7,801,556	$19,859,348	$56,934,400

Total incurred claims of $79,982,717, $119,091,765 and $418,103,177 as of December 31, 2018, 2019 and 2020, respectively, are lower than total Medical Expenses by $12,499,060, $22,350,692 and $67,409,966, respectively. This difference is primarily composed of Medicare Part D expenses, Sub-Capitation expenses, and other non-claims payable medical expenses on the accompanying Consolidated Statements of Operations. Estimates for incurred claims are based on historical enrollment and cost trends while also taking into consideration operational changes. Future and actual results typically differ from estimates. Differences could result from an overall change in medical expenses per member, changes in member mix or simply due to the addition of new members.